Trust Account (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Diamond eagle acquisition
Summary of fair values of its investments

		March 31,
Description	Level	2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$405,002,234

			Quoted prices in
	Carrying Value at	Gross unrealized	Active Markets
	December 31, 2019	Holding Gain	(Level 1)
Treasury Securities Held as of December 31, 2019(1)	$403,960,089	$31,347	$403,991,436
(1) Maturity date March 24, 2020.

			Quoted prices in
	Carrying Value at	Gross unrealized	Active Markets
	December 31,2019	Holding Gain	(Level 1)
Treasury Securities Held as of December 31, 2019(1)	$403,960,089	$31,347	$403,991,436

Maturity date March 24, 2020.